Cost of Sales and Services (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of cost of sales and services [Abstract]
Schedule of Cost of Sales and Services
	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands
Fuels	138,502	118,698	129,788
Electricity and infrastructure services	101,085	125,623	122,340
Salaries and related expenses	6,661	6,097	5,822
Generation and operating expenses and outsourcing	6,326	6,509	6,432
Insurance	2,360	1,548	1,734
Others	1,102	1,040	1,020
	256,036	259,515	267,136